ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Summary of asset retirement activity
	2020	2019
Beginning balance	$9,107,870	$7,387,397
Acquisition fair value adjustment	(2,295,500)	—
Liabilities incurred	901,705	653,306
Accretion expense	1,168,728	1,098,222
Liabilities settled	(80,997)	(31,055)
Ending balance	$8,801,806	$9,107,870